Document And Entity Information	Jun. 27, 2025
Document Information [Line Items]
Entity, Registrant Name	PrimeEnergy Resources Corporation
Document, Type	8-K
Document, Period End Date	Jun. 27, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-7406
Entity, Tax Identification Number	84-0637348
Entity, Address, Address Line One	9821 Katy Freeway
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77024
City Area Code	713
Local Phone Number	735-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PNRG
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000056868